SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2024, up through the date the Company issued the consolidated financial statements.

The following disclosure presents subsequent events occurring after the reporting period ended December 31, 2024:

1.	Shareholder’s Loan

The shareholder loans as of January 3, 2024 pertain to interest-free loans entered into with Ms. Lee in order to fund the cost of this offering. The original loan amount was for up to S$800,000 and the total amount utilized for the related party loan as of the date of this annual report is approximately S$651,000 (US$494,000). The Company intends to repay the loan in full using proceeds from this offering, in accordance with the terms of the loan agreement. The loan is repayable upon the earlier of a listing of the Ordinary Shares on Nasdaq and March 31, 2025, to be extended to August 31, 2025.